ADVANCED SERIES TRUST
AST Academic Strategies Asset Allocation Portfolio

Supplement dated June 20, 2014 to the Summary Prospectus of the
AST Academic Strategies Asset Allocation Portfolio dated April 28, 2014

This supplement should be read in conjunction with your Advanced Series Trust (the Trust) Summary Prospectus (the Summary Prospectus) for the AST Academic Strategies Asset Allocation Portfolio (the Portfolio) and should be retained for future reference. The Portfolio may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Summary Prospectus.

The Board of Trustees of the Trust recently approved adding Western Asset Management Company and Western Asset Management Company Limited (Western Asset) as subadvisers to the new macro opportunities sleeve of the Portfolio (the Macro Opportunities Sleeve). This change will be effective on or about July 14, 2014. Depending upon market, economic, and financial conditions as of July 14, 2014, and the ability of the Trust and Western Asset to implement certain legal agreements, it may take several weeks to fully implement the Macro Opportunities Sleeve.

Matthew Duda no longer serves as a portfolio manager on the Portfolio. Keith J. Gardner, S. Kenneth Leech and Gordon S. Brown continue to serve as portfolio managers on the Portfolio.

To reflect these changes, the Summary Prospectus is revised as follows:

I.	All references to Matthew Duda in the Summary Prospectus are hereby deleted and removed.

II.	The following is added to the “MANAGEMENT OF THE PORTFOLIO” table in the Summary Prospectus:

Investment Managers	Subadvisers	Portfolio Manager	Title	Service Date
	Western Asset Management Company / Western Asset Management Company Limited	Prashant Chandran	Portfolio Manager	July 2014

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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